Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events

      Note 9 - Subsequent Events

During the six month period ended June 30, 2012, the Company received cash subscriptions of $268,000 for 153,144 shares of common stock at a price of $1.75 per share. Subsequent to June 30, 2012, the Company received cash subscriptions of $664,250 for 379,575 shares at the same price. Additionally certain directors agreed to convert debt of $22,250 due for services on the same terms as the cash subscriptions above, for 12,715 common shares at a price of $1.75 per share. On August 1, 2012, the Company issued 545,434 shares for a total value of $954,500 in respect of the foregoing transactions.

12.

Subsequent Events

Effective May 11, 2012, the Company closed a private placement and issued the shares and warrants set out below. Under the placement the Company received a total $1,019,375 subscriptions before expenses for 582,510 common shares at a price of $1.75 per share.  $479,250 of the foregoing subscriptions in respect of 273,861 common shares were received during the three month period ended March 31, 2012. The remaining $540,125 subscriptions before expenses in respect of 308,649 common shares were received subsequent to March 31, 2012. In addition to the shares, each subscriber is also entitled to one warrant to purchase one common share at a price of $2.60 for every two shares subscribed for. The warrants are to expire on May 10, 2016. The Company has allocated $300,326 of the total $1,019,375 proceeds to the value of the warrants. Remuneration to an agent in respect of the placement amounted to $37,484 in fees and expenses and 26,685 warrants exercisable at a price of $1.75 per share and expiring May 10, 2015. In addition, as part of the same placement, directors, employees and consultants have converted $184,777 debt due for services on the same terms as the cash subscriptions above, for 105,591 common shares at a price of $1.75 per share, and 52,798 warrants exercisable at a price of $2.60 per share and expiring May 10, 2016.